CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 380,179	$ 296,967
Accounts receivable—trade, net	588,262	581,381
Inventories	752,836	745,678
Prepaid expenses and other	280,633	192,752
Total current assets	2,001,910	1,816,778
Property, plant and equipment, net	2,106,697	2,177,248
Goodwill	821,061	812,344
Other intangibles	369,156	492,737
Other assets	251,879	168,365
Deferred income taxes	3,023	56,861
Total assets	5,553,726	5,524,333
Current liabilities:
Accounts payable	523,229	522,536
Accrued liabilities	676,134	750,986
Accrued income taxes	17,723	3,207
Short-term debt	559,359	632,471
Current portion of long-term debt	300,098	243
Total current liabilities	2,076,543	1,909,443
Long-term debt	2,061,023	2,347,455
Other long-term liabilities	438,939	400,161
Deferred income taxes	45,656	39,587
Total liabilities	4,622,161	4,696,646
Stockholders’ equity:
Preferred stock, shares issued: none in 2017 and 2016	0	0
Additional paid-in capital	924,978	869,857
Retained earnings	6,371,082	6,115,961
Treasury—common stock shares, at cost: 149,040,927 in 2017 and 147,642,009 in 2016	(6,426,877)	(6,183,975)
Accumulated other comprehensive loss	(313,746)	(375,888)
Total—The Hershey Company stockholders’ equity	915,338	785,856
Noncontrolling interest in subsidiary	16,227	41,831
Total stockholders’ equity	931,565	827,687
Total liabilities and stockholders’ equity	5,553,726	5,524,333
Common stock
Stockholders’ equity:
Common stock	299,281	299,281
Class B common stock
Stockholders’ equity:
Common stock	$ 60,620	$ 60,620